AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Short-Term Investments - 101.2%
Other Investment Companies - 101.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[1,2]	2,077,668	$2,077,668

Total Short-Term Investments (Cost $2,077,668)		2,077,668
Value

Total Investments - 101.2% (Cost $2,077,668)	$2,077,668
Other Assets, less Liabilities - (1.2)%	(23,954)
Net Assets - 100.0%	$2,053,714

[1]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2]	A copy of the security's annual report to shareholders may be obtained without charge on the SEC's website (http://www.sec.gov).

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$2,077,668	—	—	$2,077,668
Total Investment in Securities	$2,077,668	—	—	$2,077,668
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.